FINANCIAL INSTRUMENTS (Details 17) $ in Thousands, in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLF ( )	Dec. 31, 2017 USD ($)
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,184,065	1,329,653	$ 4,581,875	1,439,610	$ 4,278,911
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,329,653		1,439,610
Syndicate loan Scotia [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	200,703		200,563
Syndicate Loan Banco Estado [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	301,452		287,565
Syndicate ECA Banco BNP Paribas [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 116,259		$ 0